Organization and Business Operations	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Organization and Business Operations
1.	General information
Alvarium Investments Limited (the Company) is a private company limited by shares, registered in England and Wales. The address of the registered office is 10 Old Burlington Street, London, W1S 3AG, England. This report contains the consolidated results of Alvarium Investments Limited and its subsidiaries, joint ventures and associates (together the Group).

1.	General information
Alvarium Investments Limited (the Company) is a private company limited by shares, registered in England and Wales. The address of the registered office is 10 Old Burlington Street, London, W1S3AG, England. This report contains the consolidated results of Alvarium Investments Limited and its subsidiaries, joint ventures and associates (together the Group).

Cartesian Growth Corp [Member]
Organization and Business Operations
Note 1 — Organization and Business Operations
Cartesian Growth Corporation (the “Company”) was incorporated as a Cayman Islands exempted company on December 18, 2020. The Company was incorporated for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or engaging in any other similar business combination with one or more businesses (the “Business Combination”).
As of September 30, 2022, the Company had not commenced any operations. All activity through September 30, 2022 relates to the Company’s formation and its initial public offering (the “IPO”) which is described below and identifying a target company for a Business Combination. The Company will not generate any operating revenues until after the completion of a Business Combination, at the earliest. The Company generates non-operating income
in the form of interest income from the proceeds derived from the IPO.
The Company’s sponsor is CGC Sponsor LLC, a Cayman Islands limited liability Company (the “Sponsor”).
On February 26, 2021, the Company consummated the IPO, including the full exercise of the over-allotment option by the underwriters on February 23, 2021, of 34,500,000 units (the “Units” and, with respect to the Class A ordinary shares and warrants included in the Units, the “Class A ordinary shares” and “Public Warrants,” respectively), at $10.00 per Unit, generating gross proceeds of $345,000,000, which is further discussed in Note 3. Each Unit consists of one Class A ordinary share and one-third of
one redeemable warrant to purchase one Class A ordinary share at a price of $11.50 per whole share. The registration statements on
Form S-1 (File
Nos. 333-252784 and 333-253428) for
the Company’s IPO were declared effective by the U.S. Securities and Exchange Commission (the “SEC”) on February 23, 2021.
Simultaneously with the closing of the IPO, the Company consummated the sale of 8,900,000 warrants (the “Private Warrants,” and together with the “Public Warrants,” the “Warrants”), at a price of $1.00 per Private Warrant, in a private placement to the Sponsor, generating gross proceeds of $8,900,000, which is further discussed in Note 4.
Transaction costs of the IPO amounted to $19,540,060, consisting of $6,900,000 of underwriting commission, $12,075,000 of deferred underwriting commission, and $565,060 of other offering costs.
Following the closing of the IPO on February 26, 2021, $345,000,000 (or $10.00 per Unit) of the net offering proceeds of the sale of the Units and the sale of the Private Warrants was placed in a trust account for the benefit of the Company’s public shareholders (the “Trust Account”), with Continental Stock Transfer & Trust Company acting as trustee. The proceeds in the Trust Account may be invested in U.S. government treasury bills with a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 under the
Investment Company Act that invest only in direct U.S. government treasury obligations. Except with respect to interest earned on the funds held in the Trust Account that may be released to the Company to pay its taxes, if any, the funds held in the Trust Account will not be released from the Trust Account until the earliest to occur of: (i) the completion of an initial Business Combination, (ii) the redemption of the Class A ordinary shares if the Company is unable to complete its initial Business Combination by February 26, 2023, subject to applicable law, and (iii) the redemption of any Class A ordinary shares properly tendered in connection with a shareholder vote to amend the Company’s amended and restated memorandum and articles of association (a) to modify the substance or timing of the Company’s obligation to redeem 100% of the Class A ordinary shares if it does not complete its initial Business Combination by February 26, 2023 or (b) with respect to any other provision relating to shareholders’ rights or pre-initial business combination
activity.
The Company will provide the holders of its outstanding Class A ordinary shares (the “public shareholders”) with the opportunity to redeem all or a portion of their Class A ordinary shares upon the completion of the initial

Business Combination either (i) in connection with a general meeting called to approve the Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek shareholder approval of a Business Combination or conduct a tender offer will be made by the Company, solely in its discretion, and will be based on a variety of factors such as the timing of the transaction and whether the terms of the transaction would require the Company to seek shareholder approval under the law or stock exchange listing requirement. The public shareholders will be entitled to redeem their shares at a per-share price, payable
in cash, equal to the aggregate amount then on deposit in the Trust Account calculated as of two business days prior to the consummation of the initial Business Combination, including interest earned on the funds held in the Trust Account and not previously released to the Company to pay its taxes, if any, divided by the number of then outstanding Class A ordinary shares. The amount in the Trust Account is initially anticipated to be $10.00 per public share. The per share amount the Company will distribute to investors who properly redeem their shares will not be reduced by the deferred underwriting commissions the Company will pay to the underwriters.
The Company will have until February 26, 2023 to complete the initial Business Combination. If the Company is unable to complete the initial Business Combination by February 26, 2023, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem 100% of the Class A ordinary shares, at a per-share price, payable
in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds held in the Trust Account (less tax payable and up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding Class A ordinary shares, which redemption will completely extinguish public shareholders’ rights as shareholders (including the right to receive further liquidation distributions, if any), and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining shareholders and the Company’s board of directors, liquidate and dissolve, subject in the case of clauses (ii) and (iii) to the Company’s obligations under Cayman Islands law to provide for claims of creditors and in all cases subject to the other requirements of applicable law.
The Company’s initial shareholders, officers and directors have agreed to (i) waive their redemption rights with respect to their Class B ordinary shares, par value of $0.0001 per share (the “founder shares”) (as described in Note 3) and any Class A ordinary shares purchased during or after the IPO, in connection with the completion of the initial Business Combination, (ii) waive their rights to liquidating distributions from the Trust Account with respect to their founder shares if the Company fails to complete the initial Business Combination by February 26, 2023, although they will be entitled to liquidating distributions from the Trust Account with respect to any Class A ordinary shares they acquired during or after the IPO if the Company fails to complete the initial Business Combination within the prescribed time frame, and (iii) vote any founder shares held by them and any Class A ordinary shares purchased during or after the IPO (including in open market and privately-negotiated transactions) in favor of the initial Business Combination. The Sponsor has agreed that it will be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account.
This liability will not apply with respect to any claims by a third party who executed a waiver of any and all rights to seek access to the Trust Account and except as to any claims under the Company’s indemnity of the underwriters of the IPO against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). Moreover, in the event that an executed waiver is deemed to be unenforceable against a third party, then the Sponsor will not be responsible to the extent of any liability for such third-party claims. The Company has not independently verified whether the Sponsor has sufficient funds to satisfy its indemnity obligations and the Company has not asked the Sponsor to reserve for such indemnification obligations. Therefore, the Company cannot assure you that the Sponsor would be able to satisfy those obligations. As a result, if any such claims were successfully made against the Trust Account, the funds available for the initial Business Combination and redemptions could be reduced to less than $10.00 per public share. In such event, the Company may not be able to complete the initial Business Combination, and the public shareholders would receive such lesser amount per share in connection with any redemption of the Class A ordinary shares. None of the Company’s officers or directors will indemnify the Company for claims by third parties including, without limitation, claims by vendors and prospective target businesses.
Proposed Business Combination
Business Combination Agreement
On September 19, 2021, the Company, Tiedemann Wealth Management Holdings, LLC, a Delaware limited liability company (“TWMH”), TIG Trinity GP, LLC, a Delaware limited liability company (“TIG GP”), TIG Trinity Management, LLC, a Delaware limited liability company (“TIG MGMT” and, together with TIG GP, the “TIG Entities”), Alvarium Investments Limited, an English private limited company (“Alvarium” and, together with TWMH and the TIG Entities, the “Target Companies”), Rook MS LLC, a Delaware limited liability company and Alvarium Tiedemann Capital, LLC, a Delaware limited liability company (“Umbrella”) entered into a business combination agreement (as may be amended, supplemented, or otherwise modified from time to time, the “Business Combination Agreement”), pursuant to which the Company will hold Umbrella, a newly formed Delaware limited liability company for purposes of effecting the transactions contemplated by the Business Combination Agreement, which will hold the businesses of the Target Companies.
On February 11, 2022, the Company, TWMH, the TIG Entities, Alvarium, Umbrella Merger Sub and Umbrella entered into Amendment No. 1 to the Business Combination Agreement, solely to (a) amend Section 12.01(b) of the Business Combination Agreement for the purpose of extending the Outside Date, as such term is used in the Business Combination Agreement, to July 29, 2022 and (b) amend the form of Registration
Rights and Lock-up Agreement attached
as Exhibit F of the Business Combination Agreement for the purpose of providing that the General Lock-up Period, as
such term is used in the Business Combination Agreement, will be (i) for an amount equal to forty percent (40%)
of the Lock-up Shares, as
such term is used in the Business Combination Agreement, one year from the closing of the Business Combination (the “Closing”), (ii) for an amount equal to thirty percent (30%)
of the Lock-up Shares, two
years from the Closing and (iii) for an amount equal to thirty percent (30%)
of the Lock-up Shares, three
years from the Closing.
On May 13, 2022, CGC, TWMH, the TIG Entities, Alvarium, Umbrella Merger Sub and Umbrella entered into Amendment No. 2 to the Business Combination Agreement, solely to amend the definitions of “Alvarium Closing Cash Adjustment,” “Available Cash,” “Companies Equity Value,” “CFO Expenses,” “Excess Transaction Expenses,” “SHP Discretionary Banking Fee,” “TIG Entities Closing Cash Adjustment,” “Transaction Expenses” and “TWMH Closing Cash Adjustment,” and to amend a certain schedule of each of the Alvarium Disclosure Schedule, the TIG Disclosure Schedule and the TWMH Disclosure Schedule.
On August 8, 2022, CGC, TWMH, the TIG Entities, Alvarium, Umbrella Merger Sub and Umbrella entered into Amendment No. 3 to the Business Combination Agreement, solely to (a) amend Section 3.07(a) of the Business Combination Agreement for the purpose of providing that 2,100,000 shares of the Alvarium Shareholders
Earn-Out
Consideration (as defined in the Business Combination Agreement) shall be issued at Closing and (b) amend Section 1.01 of the Business Combination Agreement to exclude from the definition of “Indebtedness” contained therein liabilities incurred or assumed by Alvarium (or the applicable subsidiary of Alvarium) in connection with the acquisition by Amalfi Bidco Limited of Prestbury Investment Partners Limited dated July 11, 2022.
Registration Statement on
Form S-4
The Company filed a registration statement on
Form S-4 (File No. 333-262644) (the
“Form S-4”) with
the SEC on February 11, 2022, in connection with the Business Combination Agreement. The consummation of the transactions contemplated by the Business Combination Agreement is subject to customary conditions, representations and warranties, covenants and closing conditions in the Business Combination Agreement, including, but not limited to, approval by the Company’s shareholders of the Business Combination Agreement, the effectiveness of the
Form S-4, and
other customary closing conditions, including the receipt of certain regulatory approvals. The transaction is expected to close materially before the Company’s mandatory liquidation date. The Company filed amendments to the Form
S-4
with the SEC on May 13, 2022, June 27, 2022, July 25, 2022 and August 8, 2022. On October 17, 2022, the SEC declared effective the Form
S-4
and the Company commenced mailing the definitive proxy statement/prospectus relating to the Company’s extraordinary general meeting to be held on November 17, 2022 in connection with the Business Combination.
Risks and Uncertainties
Management continues to evaluate the impact of the
COVID-19
pandemic and has concluded that while it is reasonably possible that the COVID-19 pandemic could have a negative effect on the Company’s financial position, results of operations and/or its ability to consummate an initial Business Combination, the specific impact is not readily determinable as of the date of these unaudited condensed financial statements. The unaudited condensed financial statements do not include any adjustments that might result from the outcome of this uncertainty.
The military conflict commenced in February 2022 by the Russian Federation in Ukraine has created and is expected to create further global economic consequences, including but not limited to the possibility of extreme volatility and disruptions in the financial markets, diminished liquidity and credit availability, declines in consumer confidence, declines in economic growth, increases in inflation rates and uncertainty about economic and political stability. Such global consequences may materially and adversely affect the Company’s ability to consummate an initial Business Combination, or the operations of a target business with which the Company ultimately consummates an initial Business Combination. In addition, the Company’s ability to consummate an initial Business Combination may be dependent on the ability to raise equity and debt financing which may be impacted by these events, including as a result of increased market volatility, or decreased market liquidity in third-party financing being unavailable on terms acceptable to the Company or at all. The impact of this action and related sanctions on the global economy and the specific impact on the Company’s financial position, results of operations and/or ability to consummate an initial Business Combination are not yet determinable. The unaudited condensed financial statements do not include any adjustments that might result from the outcome of this uncertainty.
On August 16, 2022, President Biden signed into law the Inflation Reduction Act of 2022 (the “Inflation Reduction Act”), which, among other things, imposes a 1% excise tax on any domestic corporation that repurchases its stock after December 31, 2022 (the “Excise Tax”). The Excise Tax is imposed on the fair market value of the repurchased stock, with certain exceptions. Because the combined company will be a Delaware corporation and the Company’s securities are expected to trade on Nasdaq following the Business Combination, the Company will be a “covered corporation” within the meaning of the Inflation Reduction Act following the Business Combination. While not free from doubt, absent any further guidance from Congress, the Excise Tax may apply to any redemptions of its Class A ordinary shares after December 31, 2022, including redemptions in connection with the Business Combination, unless an exemption is available.
While the parties anticipate that the Business Combination and any related redemption of its Class A ordinary shares will occur before December 31, 2022, there can be no assurance that the Closing will not be delayed. Issuances of securities in connection with the Business Combination are expected to reduce the amount of the Excise Tax in connection with redemptions occurring in the same calendar year, but the number of securities redeemed may exceed the number of securities issued. Consequently, the Excise Tax may make a transaction with the Company less appealing to potential business combination targets. Further, the application of the Excise Tax in the event of a liquidation is uncertain.
Liquidity and Going Concern Consideration
As of September 30, 2022, the Company had $463,990 in its operating bank account and working capital deficit of $8,659.

As of the date of this prospectus, the Company is within 12 months of its mandatory liquidation date of February 26, 2023. In connection with the Company’s assessment of going concern considerations in accordance with Accounting Standards Update
(“ASU”) 2014-15, “Disclosures
of Uncertainties about an Entity’s Ability to Continue as a Going Concern,” the Company anticipates the consummation of the Business Combination materially before the Company’s mandatory liquidation date, alleviating the concern about the Company’s ability to continue as a going concern until the earlier of the consummation of the Business Combination and February 26, 2023, the Company’s mandatory liquidation date.
Although the Company believes that the previously discussed proposed Business Combination will occur, the Company’s liquidation requirement discussed in the preceding paragraph and liquidity condition raise substantial doubt about the Company’s ability to continue as a going concern through one year from the date these unaudited condensed financial statements were issued if the Business Combination is not consummated. These unaudited condensed financial statements do not include any adjustments relating to the recovery of the recorded assets or the classification of the liabilities that might be necessary should the Company be unable to continue as a going concern.

Note 1 — Organization and Business Operations
Cartesian Growth Corporation (the “Company”) was incorporated as a Cayman Islands exempted company on December 18, 2020. The Company was incorporated for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or engaging in any other similar business combination with one or more businesses (the “Business Combination”).
As of December 31, 2021, the Company had not commenced any operations. All activity through December 31, 2021 relates to the Company’s formation and its initial public offering (the “IPO”) which is described below and identifying a target company for a Business Combination. The Company will not generate any operating revenues until after the completion of a Business Combination, at the earliest. The Company generates non-operating
income in the form of interest income from the proceeds derived from the IPO.
The Company’s sponsor is CGC Sponsor LLC, a Cayman Islands limited liability Company (the “Sponsor”).
On February 26, 2021, the Company consummated the IPO, including the full exercise of the over-allotment option by the underwriters on February 23, 2021, of 34,500,000 units (the “Units” and, with respect to the Class A ordinary shares and warrants included in the Units, the “Public Shares” and “Public Warrants”, respectively), at $10.00 per Unit, generating gross proceeds of $345,000,000, which is further discussed in Note 3. Each Unit consists of one Class A ordinary share and one-third
of one redeemable warrant to purchase one Class A ordinary share at a price of $11.50 per whole share. The registration statements on Form
S-1
(File Nos.
333-252784
and
333-253428)
for the Company’s IPO were declared effective by the U.S. Securities and Exchange Commission (the “SEC”) on February 23, 2021.
Simultaneously with the closing of the IPO, the Company consummated the sale of 8,900,000 warrants (the “Private Warrants,” and together with the “Public Warrants,” the “Warrants”), at a price of $1.00 per Private Warrant, in a private placement to the Sponsor, generating gross proceeds of $8,900,000, which is further discussed in Note 4.
Transaction costs of the IPO amounted to $19,540,060 consisting of $6,900,000 of underwriting commission, $12,075,000 of deferred underwriting commission, and $565,060 of other offering costs.
Following the closing of the IPO on February 26, 2021, $345,000,000 (or $10.00 per Unit) of the net offering proceeds of the sale of the Units and the sale of the Private Warrants was placed in a trust account for the benefit of the Company’s public shareholders (the “Trust Account”), with Continental Stock Transfer & Trust Company acting as trustee. The proceeds in the Trust Account may be invested in U.S. government treasury bills with a maturity of 185 days or less or in money market funds meeting certain conditions under
Rule 2a-7 under
the Investment Company Act that invest only in direct U.S. government treasury obligations. Except with respect to interest earned on the funds held in the Trust Account that may be released to the Company to pay its taxes, if any, the funds held in the Trust Account will not be released from the Trust Account until the earliest to occur of: (i) the completion of an initial Business Combination, (ii) the redemption of the Public Shares if the Company is unable to complete its initial Business Combination by February 26, 2023, subject to applicable law, and (iii) the redemption of any Public Shares properly tendered in connection with a shareholder vote to amend the Company’s amended and restated memorandum and articles of association (a) to modify the substance or timing of the Company’s obligation to redeem 100% of the Public Shares if it does not complete its initial Business Combination by February 26, 2023 or (b) with respect to any other provision relating to shareholders’ rights or pre-initial business
combination activity.
The Company will provide the holders of its outstanding Public Shares (the “public shareholders”) with the opportunity to redeem all or a portion of their Class A ordinary shares upon the completion of the initial Business

Combination either (i) in connection with a general meeting called to approve the Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek shareholder approval of a proposed Business Combination or conduct a tender offer will be made by the Company, solely in its discretion. The public shareholders will be entitled to redeem their shares at a per-share price,
payable in cash, equal to the aggregate amount then on deposit in the Trust Account calculated as of two business days prior to the consummation of the initial Business Combination, including interest earned on the funds held in the Trust Account and not previously released to the Company to pay its taxes, if any, divided by the number of then outstanding Public Shares. The amount in the Trust Account is initially anticipated to be $10.00 per public share. The per share amount the Company will distribute to investors who properly redeem their shares will not be reduced by the deferred underwriting commissions the Company will pay to the underwriters.
The Company will have until February 26, 2023 to complete the initial Business Combination (the “Combination Period”). If the Company is unable to complete the initial Business Combination within the Combination Period, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem 100% of the Public Shares, at a per-share price,
payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds held in the Trust Account (less tax payable and up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding Public Shares, which redemption will completely extinguish public shareholders’ rights as shareholders (including the right to receive further liquidation distributions, if any), and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining shareholders and the Company’s board of directors, liquidate and dissolve, subject in the case of clauses (ii) and (iii) to the Company’s obligations under Cayman Islands law to provide for claims of creditors and in all cases subject to the other requirements of applicable law.
The Company’s initial shareholders, officers and directors have agreed to (i) waive their redemption rights with respect to their founder shares (as described in Note 3) and any Public Shares purchased during or after the IPO, in connection with the completion of the initial Business Combination, (ii) waive their rights to liquidating distributions from the Trust Account with respect to their founder shares if the Company fails to complete the initial Business Combination within the Combination Period, although they will be entitled to liquidating distributions from the Trust Account with respect to any Public Shares they acquired during or after the IPO if the Company fails to complete the initial Business Combination within the prescribed time frame, and (iii) vote any founder shares held by them and any Public Shares purchased during or after the IPO (including in open market and privately-negotiated transactions) in favor of the initial Business Combination. The Sponsor has agreed that it will be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account.
This liability will not apply with respect to any claims by a third party who executed a waiver of any and all rights to seek access to the Trust Account and except as to any claims under the Company’s indemnity of the underwriters of the IPO against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). Moreover, in the event that an executed waiver is deemed to be unenforceable against a third party, then the Sponsor will not be responsible to the extent of any liability for such third-party claims. The Company has not independently verified whether the Sponsor has sufficient funds to satisfy its indemnity obligations and the Company has not asked the Sponsor to reserve for such indemnification obligations. Therefore, the Company cannot assure you that the Sponsor would be able to satisfy those obligations. As a result, if any such claims were successfully made against the Trust Account, the funds available for the initial Business Combination and redemptions could be reduced to less than $10.00 per public share. In such event, the Company may not be able to complete the initial Business Combination, and the public shareholders would receive such lesser amount per share in connection with any redemption of the Public Shares. None of the Company’s officers or directors will indemnify the Company for claims by third parties including, without limitation, claims by vendors and prospective target businesses.

Business Combination Agreement
On September 19, 2021, the Company, Tiedemann Wealth Management Holdings, LLC, a Delaware limited liability company (“TWMH”), TIG Trinity GP, LLC, a Delaware limited liability company (“TIG GP”), TIG Trinity Management, LLC, a Delaware limited liability company (“TIG MGMT” and, together with TIG GP, the “TIG Entities”), Alvarium Investments Limited, an English private limited company (“Alvarium” and, together with TWMH and the TIG Entities, the “Target Companies”), Rook MS LLC, a Delaware limited liability company and Alvarium Tiedemann Capital, LLC, a Delaware limited liability company (“Umbrella”) entered into a business combination agreement (as may be amended, supplemented, or otherwise modified from time to time, the “Business Combination Agreement”), pursuant to which the Company will hold Umbrella, a newly formed Delaware limited liability company for purposes of effecting the transactions contemplated by the Business Combination Agreement, which will hold the businesses of the Target Companies.
Risks and Uncertainties
Management continues to evaluate the impact of the
COVID-19
pandemic and has concluded that while it is reasonably possible that it could have a negative effect on the Company’s financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.
Liquidity and Going Concern Consideration
As of December 31, 2021, the Company had approximately $0.6 million in its operating bank account.
The Company is within 12 months of its mandatory liquidation date of February 26, 2023 as of the date of this Annual Report on Form
10-K.
In connection with the Company’s assessment of going concern considerations in accordance with Accounting Standards Update (“ASU”)
2014-15,
“Disclosures of Uncertainties about an Entity’s Ability to Continue as a Going Concern,” the Company anticipates the consummation of the Business Combination in the second or third quarter of 2022 (see Note 9) alleviating the concern about the Company’s ability to continue as a going concern until the earlier of the consummation of the Business Combination or the date the Company is required to liquidate, February 26, 2023.
These financial statements do not include any adjustments relating to the recovery of the recorded assets or the classification of the liabilities that might be necessary should the Company be unable to continue as a going concern.